Remuneration of the members of Executive Management and the Board of Directors - Summary of Remuneration of Management (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Remuneration of Executive Management and Board of Directors [Abstract]
Salaries and other short-term benefits	€ 6.3	€ 4.3	€ 4.0
Post-employment benefits	0.0	0.0	0.9
Termination benefits	0.0	0.0	0.2
Share-based payments	8.1	2.7	0.0
Total	€ 14.4	€ 7.0	€ 5.1